Principal accounting policies - Dividends (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Dividends declared	$ 0	$ 0	$ 0